SHARE-BASED INCENTIVE PLAN	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED INCENTIVE PLAN

12. SHARE-BASED INCENTIVE PLAN

The Company maintains a restricted stock incentive plan for the purpose of attracting and retaining officers, employees, and non-employee Board members. Share awards generally vest in equal annual installments over a three-to-ten-year period from date of issuance. Non-vested shares have voting rights and are eligible for any dividends paid on shares of common stock. The Company recognized compensation cost for these fixed awards over the service vesting period, which represents the requisite service period, using the straight-line method. Prior to our IPO, the value of non-vested shares was calculated based on the offering price of the shares in the most recent private placement offering of $20.00, adjusted for stock dividends since granted and assumed selling costs, which management believed approximated fair market value as of the date of grant. Upon our IPO, the value of non-vested shares granted is generally calculated based on the closing price of our common stock on the date of the grant.

During our Annual Meeting of Stockholders, held on June 2, 2026, the Company’s 2017 Incentive Award Plan was amended to increase the available shares for issuance from 450,000 to 550,000 and add an evergreen provision to, on April 1st and October 1st of each year, automatically increase the maximum number of shares of common stock available under the plan to 15% of the Company’s outstanding shares of common stock, if on such date 550,000 (as adjusted for any reverse splits) is less than 15% of the Company’s then-outstanding shares of common stock.

A summary of the activity for the Company’s restricted stock was as follows:

Outstanding shares:	Common Shares	Weighted-Average Grant Date Fair Value

Balance at December 31, 2025	104,108	$8.79
Granted	23,411	$3.69
Forfeited	(7,246)	$7.31
Vested	(2,780)	$6.45
Balance at June 30, 2026	117,493	$7.92

The non-vested restricted shares outstanding as of June 30, 2026, will vest over the next one to three years. As of June 30, 2026, there were approximately 23,411 shares available to grant under the Company’s 2017 Incentive Award Plan. Share-based compensation expense was approximately $0.2 million and $0.2 million for the six months ended June 30, 2026 and 2025, respectively. As of June 30, 2026, future unrecognized stock compensation related to unvested shares totaled approximately $0.5 million.

12. SHARE-BASED INCENTIVE PLAN

The Company maintains a restricted stock incentive plan for the purpose of attracting and retaining officers, employees, and non-employee board members. Share awards generally vest in equal annual installments over a three-to-ten year period from date of issuance. Non-vested shares have voting rights and are eligible for any dividends paid on shares of common stock. The Company recognized compensation cost for these fixed awards over the service vesting period, which represents the requisite service period, using the straight-line method. Prior to our IPO, the value of non-vested shares was calculated based on the offering price of the shares in the most recent private placement offering of $20.00, adjusted for stock dividends since granted and assumed selling costs, which management believed approximated fair market value as of the date of grant. Upon our IPO, the value of non-vested shares granted is generally calculated based on the closing price of our common stock on the date of the grant.

During our Annual Meeting of Stockholders, held on June 1, 2023, the Company’s 2017 Incentive Award Plan was amended to increase the available shares for issuance from 250,000 to 350,000 and add an evergreen provision to, on April 1st and October 1st of each year, automatically increase the maximum number of shares of common stock available under the plan to 15% of the Company’s outstanding shares of common stock, if on such date 350,000 (as adjusted for any reverse splits) is less than 15% of the Company’s then-outstanding shares of common stock. At the Company’s 2025 Annual Meeting of Stockholders, held on June 2, 2025, the Company’s 2017 Incentive Award Plan was amended and restated to (i) increase the number of shares available for issuance thereunder to 450,000 from 350,000 shares of common stock and (ii) revise the plan’s evergreen provision to, on April 1st and October 1st of each year, automatically increase the maximum number of shares of common stock available under the plan to 15% of the Company’s outstanding shares of common stock, if on such date 450,000 shares constitute less than 15% of the Company’s then-outstanding shares of common stock.

A summary of the activity for the Company’s restricted stock was as follows:

Outstanding shares:	Common Shares	Weighted-Average Grant Date Fair Value

Balance at December 31, 2024	117,081	$12.34
Granted	97,685	$6.11
Adjusted for reverse split, net	1	N/A
Vested	(84,080)	$10.32
Forfeited	(26,579)	$9.73
Balance at December 31, 2025	104,108	$8.79

The non-vested restricted shares outstanding as of December 31, 2025, will vest over the next one to two years. As of December 31, 2025, there were approximately 23,000 shares available to grant under the Company’s 2017 Incentive Award Plan. Of the shares vested for the year ended December 31, 2025, 26,579 were forfeited to cover payroll taxes.

Share-based compensation expense was approximately $1.1 million and $1.4 million for the years ended December 31, 2025 and 2024, respectively, as part of our general and administrative costs. As of December 31, 2025, future unrecognized stock compensation related to unvested shares totaled approximately $0.9 million.